Cover	Oct. 09, 2025
Cover [Abstract]
Entity Registrant Name	AEN GROUP LTD.
Entity Central Index Key	0002033750
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 09, 2025
Entity Ex Transition Period	false
Entity File Number	333-284102
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	61-2153082
Entity Address Address Line 1	2614 35 Street SW
Entity Address City Or Town	Calgary
Entity Address State Or Province	AB
Entity Address Country	CA
Entity Address Postal Zip Code	T3E 2Y2
City Area Code	825
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	994 3511